Reserves for Future Policy Benefits and Claims Payable - Revenue and Interest Related to Non-Participating Contracts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums	$ 400,000,000	$ 449,000,000
Interest Expense	420,000,000	436,000,000
Payout Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums	10,000,000	16,000,000
Interest Expense	40,000,000	42,000,000
Closed Block Life
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums	390,000,000	433,000,000
Interest Expense	170,000,000	172,000,000
Closed Block Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums	0	0
Interest Expense	$ 210,000,000	$ 222,000,000